Goodwill and Intangible Assets - Estimated Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Estimated Amortization
2019	$ 237,461
2020	235,116
2021	205,196
2022	67,497
2023	$ 42,694